Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Non-current provision
Statement [LineItems]
Summary of Provisions

Non-current provisions:

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2020	13,635	323,769	337,404
Provisions recognized	11,033	7,840	18,873
Unwinding of discount	—	21,521	21,521
Transfer to current provisions	(7,774)	—	(7,774)
Remeasurements	—	39,504	39,504
Effect of changes in exchange rates	—	2,403	2,403
Balance at 31 December 2020	16,894	395,037	411,931

		Obligations for
		dismantling,
	Legal	removing and
	claims	site restoration	Total
Balance at 1 January 2019	9,364	259,358	268,722
Provisions recognized	12,187	29,080	41,267
Unwinding of discount	—	14,262	14,262
Transfer to current provisions	(7,916)	—	(7,916)
Effect of changes in exchange rates	—	21,069	21,069
Balance at 31 December 2019	13,635	323,769	337,404

Current provision
Statement [LineItems]
Summary of Provisions

Current provisions:

	Legal claims(**)	Bonus(*)	Total
Balance at 1 January 2020	17,840	324,972	342,812
Provisions recognized	232,879	590,187	823,066
Payments	(6,109)	(537,598)	(543,707)
Transfers from non-current provisions	7,774	—	7,774
Effect of changes in exchange rates	1,249	(906)	343
Balance at 31 December 2020	253,633	376,655	630,288

	Legal claims(**)	Bonus(*)	Total
Balance at 1 January 2019	8,593	298,475	307,068
Provisions recognized	4,369	521,647	526,016
Payments	(4,344)	(501,234)	(505,578)
Transfers from non-current provisions	7,916	—	7,916
Effect of changes in exchange rates	1,306	6,084	7,390
Balance at 31 December 2019	17,840	324,972	342,812

(*)Includes share-based payment (Note 30).

(**)  Refer to Note 38.